Consolidated Statements of Changes in Shareholders' Investment (Parenthetical) (USD $)	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011
Consolidated Statements of Changes in Shareholders' Investment
Declared cash dividends (in dollars per share)	$ 0.68	$ 0.60	$ 0.51